Provision for tax, civil and labor losses and Judicial deposits and escrow accounts - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
21	Provision for tax, civil and labor losses and Judicial deposits and escrow accounts

The Company classifies the likelihood of loss in judicial/administrative proceedings in which it is a defendant. Provisions are recorded for contingencies classified as probable and in an amount that Management, in conjunction with its legal advisors, believes is enough to cover probable losses or when related to contingences resulting from business combinations.

In connection with the acquisition of Somos Group (predecessor) by Cogna Group, provisions for contingent liabilities assumed by Cogna were recognized when potential non-compliance with labor and civil legislation arising from past practices of subsidiaries acquired were identified. Thus, at the acquisition date, Cogna reviewed all proceedings whose responsibility were transferred to assess whether there was a present obligation and if the fair value could be measured reliably. The contingent liabilities are composed as follows:

a.	Composition

	December 31, 2020	December 31, 2019
Proceedings whose likelihood of loss is probable
Tax proceedings (i)	575,724	557,782
Labor proceedings (ii)	6,591	9,967
Civil proceedings	-	1
	582,315	567,750

Liabilities assumed in Business Combination
Labor proceedings (ii)	31,305	41,226
Civil proceedings	313	31
	31,618	41,257

Total of provision for tax, civil and labor losses	613,933	609,007

(i) Primarily refers to income tax positions taken by the predecessor Somos (Vasta Predecessor) and the Company (Sucessor) in connection with a corporate restructuring held by the predecessor in 2010. In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable jurisprudence on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties, in the Consolidated Carve-out Financial Statements,

(ii) The Company is a party to labor demands, which mostly refer to proportional vacation, salary differential, night shift premium, overtime, social charges, among others. There are no individual labor demands with material values that require specific disclosure.

The changes in provision for the years ended December 31, 2020 and 2019 were as follows:

	December 31, 2019	Additions	Reversals	Interest	Total effect on the result	Payments	December 31, 2020

Tax proceedings	557,783	10,651	(4,189)	11,479	20,836	-	572,724
Labor proceedings	51,193	2,093	(9,538)	1,805	(5,640)	(7,657)	37,896
Civil proceedings	31	430	(102)	13	341	(59)	313
Total	609,007	13,174	(13,829)	13,297	15,537	(7,716)	613,933

Reconciliation with profit or loss for the period
Finance expense		-	-	(13,297)
General and administrative expenses		(11,737)	13,829	-
Income tax and social contribution		(1,437)	-	-
Total		(13,174)	13,829	(13,297)

	As of December 31, 2018	Additions	Reversals	Interest	Total effect on the result	Payments	December 31, 2019

Tax proceedings	502,764	16,339	(699)	39,379	55,019	-	557,783
Labor proceedings	49,652	4,133	(4,585)	1,993	1,541	-	51,193
Civil proceedings	2,149	65	(2,239)	56	(2,118)	-	31
Total	554,565	20,537	(7,523)	41,428	54,442	-	609,007

Reconciliation with profit or loss for the period
Finance expense		-	-	(41,428)
General and administrative expenses		(4,198)	7,523	-
Income tax and social contribution		(16,339)	-	-
Total		(20,537)	7,523	(41,428)

b.	Judicial Deposits and Escrow Accounts

Judicial deposits and escrow accounts recorded as in non-current assets are as follows:

	December 31, 2020	December 31, 2019
Tax proceedings	2,004	1,419
Labor proceedings	-	955
Indemnification asset -Former owner	2,003	5,476
Indemnification asset – Related Parties (i) Note 20	153,714	149,600
Escrow-account (ii)	15,027	15,482
	172,748	172,932

(i) Refers to an indemnification asset from the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$153,714 (R$ 149,600 on December 31, 2019). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).

(ii) Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.

Vasta Platform (Successor)
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
20.	Provision for risks of tax, civil and labor losses and Judicial deposits and escrow accounts

The Management classifies the likelihood of loss of judicial/administrative proceedings in which the Business is a party as a defendant. Provisions are recorded for contingencies classified as probable and in amount Management believes it is sufficient to cover probable losses or when related to business combinations.

Also, in connection with the acquisition of Somos Group by Cogna Group, as described in Note 1, and pursuant to IFRS 3—”Business Combinations”, provisions for contingent liabilities assumed by Cogna were recognized when potential non-compliance with labor and civil legislation arising from past practices of subsidiaries acquired were identified. Thus, at acquisition date, Cogna reviewed all proceedings whose responsibility were transferred to assess whether there was a present obligation and if the fair value could be measured reliably.

a.	Composition
	As of December 31, 2019	As of December 31, 2018
Proceedings whose likelihood of loss is probable
Tax proceedings (i)	557,782	502,764
Labor proceedings (ii)	9,967	10,565
Civil proceedings	1	6
	567,750	513,335
Liabilities assumed in Business Combination
Labor proceedings (ii)	41,226	39,087
Civil proceedings	31	2,143
	41,257	41,230
Total of provision for risks of Tax, Civil and Labor losses
	609,007	554,565
(i)

Primarily refers to income tax positions taken by the predecessor Somos Anglo and the Successor in connection with a corporate reorganization held by the predecessor in 2010. In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with an unfavorable jurisprudence on a similar tax case also reached in 2018, the Business reassessed this income tax position and recorded a liability, including interest and penalties, in the combined carve-out financial statements.

(ii)

The Business is a party to labor demands, which the most frequent cases refer to holiday proportional, salary differential, night additional pay, overtime, social charges, among others. There are no individual labor demands with material values that require specific disclosure.

The changes in provision for the year ended December 31, 2019 and period from October 11, 2018 to December 31, 2018 were as follows:

	As of December 31, 2018	Additions	Reversals	Interests	Total effect on the result	As of December 31, 2019
Tax proceedings	502,764	16,339	(699)	39,378	55,018	557,782
Labor proceedings	49,652	4,133	(4,585)	1,993	1,541	51,193
Civil proceedings	2,149	65	(2,239)	57	(2,117)	32
Total	554,565	20,537	(7,523)	41,428	54,442	609,007
Reconciliation with profit or loss for the period
Finance expense		—	—	(41,428)
General and administrative expenses		(4,198)	7,523	—
Income tax and social contribution		(16,339)	—	—
Total		(20,537)	7,523	(41,428)

	As of October 11, 2018	Additions	Reversals	Interests	Total effect on the result	As of December 31, 2019
Tax proceedings	492,551	3,665	—	6,548	10,213	502,764
Labor proceedings	49,637	6	(26)	35	1,541	49,652
Civil proceedings	2,140	1	—	8	(2,117)	2,149
Total	544,328	3,672	(26)	6,591	54,442	554,565
Reconciliation with profit or loss for the period
Finance costs		—	—	(6,591)
General and administrative expenses		(7)	26	—
Income tax and social contribution		(3,665)	—	—
Total		(3,672)	26	(6,591)

b.	Judicial Deposits and Escrow Accounts

Judicial deposits and escrow accounts recorded as in non-current assets are as follows:

	As of December 31, 2019	As of December 31, 2018
Tax proceedings	1,419	1,410
Labor proceedings	955	733
Indemnification asset – Former owner	5,476	6,681
Indemnification asset – Related Parties (i)	149,600	149,600
Escrow-account (ii)	15,482	10,028
	172,932	168,452
(i)

Refers to an indemnification asset from the seller in connection with the acquisition of Somos by Cogna Group and recognized at the date of the business combination disclosed at note 2, in order to indemnify the Business for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$149.6 million. At December 31, 2019, the Business and its Parent Entity signed an agreement to legally bind this indemnification. See note 19b.

(ii)

Refers to guarantees received in past business combinations related to loss contingencies whose likelihood of loss is probable, and therefore which responsibility lies with the former owners. According to the Sale Agreement, these former owners would reimburse the Business in case of payments are required if and when contingencies materialize.